EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

NOTE 19 —   EQUITY

19.1 Number of shares:

	Number of shares subscribed			Number of shares paid in			Number of voting shares
Series	2017	2016	2015	2017	2016	2015	2017	2016	2015
A	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301
B	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303

19.1.1 Equity:

	Subscribed Capital			Paid-in capital
Series	2017	2016	2015	2017	2016	2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
A	135,379,504	135,379,504	135,379,504	135,379,504	135,379,504	135,379,504
B	135,358,070	135,358,070	135,358,070	135,358,070	135,358,070	135,358,070

Total	270,737,574	270,737,574	270,737,574	270,737,574	270,737,574	270,737,574

19.1.2Rights of each series:

•	Series A: Elects 12 of the 14 Directors

•	Series B: Receives an additional 10% of dividends distributed to Series A and elects 2 of the 14 Directors.

19.2Dividend policy

According to Chilean law, cash dividends must be paid equal to at least 30% of annual net profit, barring a unanimous vote by shareholders to the contrary. If there is no net profit in a given year, the Company will not be legally obligated to pay dividends from retained earnings. At the ordinary Shareholders’ Meeting held in April 2017, the shareholders agreed to pay out of the 2016 earnings are final dividend to complete the 30% required by the Law 18,046 which was paid in May 2017, and an additional dividend was paid in August 2017.

Pursuant to Circular Letter N° 1,945 of the Chilean Financial Market Commission (CMF) dated September 29, 2009, the Company’s Board of Directors decided to maintain the initial adjustments from adopting IFRS as retained earnings for future distribution.

Accumulated earnings at the date of IFRS adoption as of January 1, 2009, amounted to ThCh$ 19,260,703, of which ThCh$ 8,600,015 have been realized as of December 31, 2017, and are available for distribution as dividends in accordance with the following:

Description	Event when amount is realized	Amount of accumulated earnings at 01.01.2009	Realized at 12.31.2017	Amount of accumulated earnings at 12.31.2017
		ThCh$	ThCh$	ThCh$
Revaluation of assets parent Company	Sale or impairment	14,800,384	(11,907,228)	2,893,156
Foreign currency translation differences of investments in related companies and subsidiaries	Sale or impairment	4,653,301	2,805,255	7,458,556
Full absorption cost accounting parent Company	Sale of products	305,175	(305,175)	—
Post-employment benefits actuarial calculation parent Company	Termination of employees	946,803	(637,827)	308,976
Deferred taxes complementary accounts parent Company	Amortization	(1,444,960)	1,444,960	—

Total		19,260,703	(8,600,015)	10,660,688

The dividends declared and paid per share are presented below:

Dividend payment date		Dividend type	Profits imputable to dividends	Ch$ per Series A Share	Ch$ per Series B Share

2016	January	Interim	2015	17.00	18.70
2016	May	Final	2015	17.00	18.70
2016	August	Additional	Retained Earnings	17.00	18.70
2016	October	Interim	2016	17.00	18.70
2017	January	Interim	2016	19.00	20.90
2017	May	Final	2016	19.00	20.90
2017	August	Additional	Retained Earnings	19.00	20.90
2017	October	Interim	2017	19.00	20.90
2017	December (*)	Interim	2017	21.50	23.65

(*)This dividend is pending payment as of the closing date.

19.3Reserves

The balance of other reserves includes the following:

Description	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(237,077,572)	(168,744,355)	(167,447,157)
Cash flow hedge reserve	(3,094,671)	(2,448,175)	27,087,214
Reserve for employee benefit actuarial gains or losses	(1,915,587)	(1,785,032)	(1,796,285)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538

Total	185,049,228	254,159,496	284,980,830

19.3.1Polar acquisition

This amount corresponds to the fair value of the issuance of shares of Embotelladora Andina S.A., used to acquire Embotelladoras Coca-Cola Polar S.A., which was the value of the capital increase notarized in legal terms.

19.3.2Cash flow hedge reserve

They arise from the fair value of the existing derivative contracts that have been qualified for hedge accounting at the end of each financial period. When contracts are expired, these reserves are adjusted and recognized in the income statement in the corresponding period (see Note 20).

19.3.3Reserve for employee benefit actuarial gains or losses

Corresponds to the restatement effect of employee benefits actuarial losses that according to IAS 19 amendments must be carried to other comprehensive income.

19.3.4Legal and statutory reserves

The balance of other reserves is established through the following concept:

In accordance with Official Circular N° 456 issued by the Chilean Financial Market Commission (CMF), the legally required price-level restatement of paid-in capital for 2009 is presented as part of other equity reserves and is accounted for as a capitalization from Other Reserves with no impact on net income or retained earnings under IFRS. This amount totaled ThCh$ 5,435,538 as of December 31, 2009

19.3.5Foreign currency translation reserves

This corresponds to the conversion of the financial statements of foreign subsidiaries whose functional currency is different from the presentation currency of the consolidated financial statements. Additionally, exchange differences between accounts receivable kept by the companies in Chile with foreign subsidiaries are presented in this account, which have been treated as investment equivalents accounted for using the equity method. Translation reserves are detailed as follows:

Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Brazil	(90,156,924)	(58,306,230)	(88,444,294)
Argentina	(128,348,112)	(108,386,213)	(84,913,998)
Paraguay	(4,862,332)	10,545,453	21,728,456
Exchange rate differences in related companies	(13,710,204)	(12,597,365)	(15,817,321)

Total	(237,077,572)	(168,744,355)	(167,447,157)

The movement of this reserve for the fiscal years ended December 31, 2017,2016 and December 31, 2015, is detailed as follows:

Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Brazil	(31,850,694)	30,138,065	(57,582,790)
Argentina	(19,961,899)	(23,472,215)	(28,640,580)
Paraguay	(15,407,785)	(11,183,004)	(19,929,293)
Exchange rate differences in related companies	(1,112,839)	3,219,956	(8,008,796)

Total	(68,333,217)	(1,297,198)	(114,161,459)

19.3.6Consolidated statements of comprehensive income

As of December 31, 2017, 2016 and 2015, the detail of the comprehensive income and expense of the term is as follows:

	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow for hedge (1)	(813,844)	167,348	(646,496)
Exchange rate translation differences (1)	(68,831,435)	232,666	(68,598,769)
Benefit related to defined benefit plans	(329,477)	84,017	(245,460)

Total Comprehensive income as of December 31, 2017	(69,974,756)	484,031	(69,490,725)

	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow for hedge (1)	(42,836,575)	13,301,186	(29,535,389)
Exchange rate translation differences (1)	148,686	(2,431,408)	(2,282,722)
Benefit related to defined benefit plans	(29,423)	7,060	(22,363)

Total Comprehensive income as of December 31, 2016	(42,717,312)	10,876,838	(31,840,474)

	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow for hedge (1)	31,134,391	(10,172,792)	20,961,599
Exchange rate translation differences (1)	(119,212,803)	4,604,711	(114,608,092)
Benefit related to defined benefit plans	(744,445)	148,877	(595,568)

Total Comprehensive income as of December 31, 2015	(88,822,857)	(5,419,204)	(94,242,061)

(1)	These concepts will be reclassified to the statements of income when it is settled.

The movement of comprehensive income and expense is as follows:

As of December 31, 2017:	Cash Flow Hedge	Exchange rate Differences	Benefit related to defines benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	(14.172.572)	(68,831,435)	(476.044)
Deferred taxes	3.875.908	232,666	121.390
Reclassification to the result by function	13.352.835	—	146.564
Reclassification of deferred taxes related to other reserves	(3.702.667)	—	(37.370)

Total Changes in Equity	(646,496)	(68,598,769)	(245,460)

Equity holders of the parent	(646.496)	(68,333,217)	(130.555)
Non-Controlling interests	—	(265,552)	(114.905)

Total Changes in equity as of December 31, 2017	(646,496)	(68,598,769)	(245,460)

As of December 31, 2016:	Cash Flow Hedge	Exchange rate Differences	Benefit related to defines benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	(119,668,724)	148,686	(359,258)
Deferred taxes	38,337,727	(2,431,408)	86,222
Reclassification to the result by function	76,802,629	—	313,341
Reclassification of deferred taxes related to other reserves	(25,007,021)	—	(62,668)

Total Changes in Equity	(29,535,389)	(2,282,722)	(22,363)

Equity holders of the parent	(29,535,389)	(1,297,198)	11,253
Non-Controlling interests	—	(985,524)	(33,616)

Total Changes in equity as of December 31, 2016	(29,535,389)	(2,282,722)	(22,363)

As of December 31, 2015:	Cash Flow Hedge	Exchange rate Differences	Benefit related to defines benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	144,373,046	(119,212,803)	(1,016,400)
Deferred taxes	(46,055,955)	4,604,711	228,690
Reclassification to the result by function	(114,423,713)	—	240,177
Reclassification of deferred taxes related to other reserves	37,068,221	—	(48,035)

Total Changes in Equity	20,961,599	(114,608,092)	(595,568)

Equity holders of the parent	20,961,599	(114,161,459)	(558,292)
Non-Controlling interests	—	(446,633)	(37,276)

Total Changes in equity as of December 31, 2015	20,961,599	(114,608,092)	(595,568)

19.4Non-controlling interests

This is the recognition of the portion of equity and income from subsidiaries owned by third parties. As of December 31, 2017 and December 31, 2016, this account is detailed as follows:

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
Details	2017	2016	2015	December 2017	December 2016	December 2015	December 2017	December 2016	December 2015
	ThCh$	ThCh$	ThCh$	ThCh $	ThCh $	ThCh $
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	13,765	12,209	14,484	5,590	5,502	5,262
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	2,213	2,062	2,220	711	785	798
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	5,045,792	5,337,687	5,522,797	502,945	504,806	406,211
Vital S.A.	35.0000	35.0000	35.0000	9,261,108	9,054,947	8,891,548	283,327	319,858	(4,556)
Vital Aguas S.A.	33.5000	33.5000	33.5000	2,117,098	2,027,879	1,967,652	151,647	23,744	50,933
Envases Central S.A.	40.7300	40.7300	40.7300	5,483,317	5,129,661	4,661,764	220,715	668,425	(224,206)

Total				21,923,293	21,564,445	21,060,465	1,164,935	1,523,120	234,442

19.5Earnings per share

The basic earnings per share presented in the statement of comprehensive income is calculated as the quotient between income for the period and the average number of shares outstanding during the same period.

Earnings per share used to calculate basic and diluted earnings per share is detailed as follows:

	12.31.2017
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	56,112,755	61,723,035	117,835,790
Average weighted number of shares	473,289,301	473,281,303	946,570,604

Earnings per basic and diluted share (in Chilean pesos)	118.56	130.42	124.49

	12.31.2016
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	43,107,979	47,418,012	90,525,991
Average weighted number of shares	473,289,301	473,281,303	946,570,604

Earnings per basic and diluted share (in Chilean pesos)	91.08	100.19	95.64

	12.31.2015
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	41,840,108	46,023,376	87,863,484
Average weighted number of shares	473,289,301	473,281,303	946,570,604

Earnings per basic and diluted share (in Chilean pesos)	88.40	97.24	92.82